Accounts payable and accrued liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Trade and other payables [abstract]
Summary of accounts payable and accrued liabilities

As at	October 31, 2025	October 31, 2024
	$	$
Accounts payable	27,765	8,055
Accrued liabilities	12,484	9,752
Sales tax payable	7,002	4,343
Total	47,251	22,150